United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Income Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/14

Date of Reporting Period: Quarter ended 10/31/13

Item 1. Schedule of Investments

Federated Income Trust
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.5%
		Government National Mortgage Association—7.5%
$5,254,319	[1]	REMIC 2013-H11 FA, 0.632%, 4/20/2063	$5,184,536
14,821,837	[1]	REMIC 2013-H16 FA, 0.722%, 7/20/2063	14,700,728
10,001,600	[1]	REMIC 2013-H19 FB, 0.782%, 8/19/2063	9,950,622
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $30,034,206)	29,835,886
		Commercial Mortgage-Backed Securities—4.2%
		Agency Commercial Mortgage-Backed Securities—4.2%
6,200,000		FHLMC REMIC K704 A2,2.412%, 8/25/2018	6,369,654
5,923,003		FNMA REMIC 2013-M1 ASQ2,1.074%, 11/25/2016	5,915,312
4,299,400		FNMA REMIC 2011-M5 A1,2.007%, 7/25/2021	4,399,368
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $16,562,100)	16,684,334
		MORTGAGE-BACKED SECURITIES—96.2%[2]
		Federal Home Loan Mortgage Corporation—26.5%
10,477,131		3.000%, 3/1/2028 - 8/1/2028	10,867,159
8,978,537		3.500%, 11/1/2025 - 6/1/2032	9,381,417
25,672,279	[3]	4.000%, 8/1/2025 - 11/1/2043	26,963,886
20,409,771		4.500%, 6/1/2019 - 9/1/2040	21,738,272
15,511,611		5.000%, 8/1/2023 - 12/1/2039	16,723,224
11,914,563		5.500%, 12/1/2021 - 1/1/2039	12,916,606
4,852,802		6.000%, 4/1/2036 - 9/1/2038	5,308,939
121,595		6.500%, 9/1/2029	136,514
813,560		7.000%, 2/1/2031 - 3/1/2032	949,043
709,215		7.500%, 2/1/2027 - 2/1/2031	836,744
4,880		9.500%, 9/1/2016	5,265
		TOTAL	105,827,069
		Federal National Mortgage Association—55.4%
6,691,465		2.500%, 8/1/2027 - 4/1/2028	6,763,084
27,737,674		3.000%, 6/1/2027 - 8/1/2032	28,506,481
44,788,652		3.500%, 1/1/2026 - 5/1/2043	46,020,466
65,629,404		4.000%, 12/1/2031 - 12/1/2042	69,376,197
31,973,013	[3]	4.500%, 9/1/2041 - 11/1/2043	34,312,994
10,818,301		5.000%, 10/1/2023 - 1/1/2040	11,728,998
9,014,858		5.500%, 9/1/2034 - 9/1/2037	9,848,389
7,808,523		6.000%, 6/1/2016 - 10/1/2038	8,574,271
4,187,405		6.500%, 12/1/2027 - 9/1/2037	4,654,645
426,979		7.000%, 7/1/2029 - 2/1/2032	495,966
153,506		7.500%, 7/1/2028 - 8/1/2031	180,931
189,516		8.000%, 12/1/2026	228,506
51,110		10.000%, 1/1/2016 - 11/1/2021	59,367
17,942		10.500%, 12/1/2019 - 4/1/2022	20,690
		TOTAL	220,770,985
		Government Agency—1.6%
2,936,553	[4,5]	FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	2,932,322
3,656,179	[4,5]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	3,652,302
		TOTAL	6,584,624

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued[2]
		Government National Mortgage Association—12.7%
$22,810,234		3.500%, 9/15/2041	$23,675,417
18,000,000	[3]	4.500%, 11/15/2043	19,400,175
3,404,369		5.000%, 5/20/2039 - 7/20/2039	3,703,449
1,007,107		5.500%, 11/20/2038	1,103,962
821,258		6.500%, 10/20/2038	926,369
1,343,257		7.000%, 6/15/2026 - 2/15/2031	1,586,318
9,748		7.500%, 1/15/2031	11,782
141,034		8.000%, 11/15/2023 - 7/15/2030	172,122
81,156		8.500%, 6/15/2030	100,745
		TOTAL	50,680,339
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $377,326,758)	383,863,017
		REPURCHASE AGREEMENTS—6.0%
12,000,000	[1,6]	Interest in $123,170,000 joint repurchase agreement 0.06%, dated 10/21/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $123,176,364 on 11/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $126,391,614.	12,000,000
11,862,000	[1]	Interest in $3,480,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,480,009,667 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,549,609,860.	11,862,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	23,862,000
		TOTAL INVESTMENTS—113.9% (IDENTIFIED COST $447,785,064)[7]	454,245,237
		OTHER ASSETS AND LIABILITIES - NET—(13.9)%[8]	(55,531,962)
		TOTAL NET ASSETS—100%	$398,713,275
At October 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[9]United States Treasury Notes (CBT) 2 Year Long Futures	107	$23,585,141	December 2013	$3,103
[9]United States Long Bond (CBT) Short Futures	50	$6,740,625	December 2013	$(221,167)
[9]United States Treasury Notes 10 Year (CBT) Short Futures	175	$22,287,891	December 2013	$(269,144)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(487,208)
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,358,514 and $18,280,219, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $6,584,624, which represented 1.7% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $6,584,624, which represented 1.7% of total net assets.

6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At October 31, 2013, the cost of investments for federal tax purposes was $447,785,064. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $6,460,173. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,783,900 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,323,727.
8	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of October 31, 2013.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$29,835,886	$—	$29,835,886
Commercial Mortgage-Backed Securities		16,684,334		16,684,334
Mortgage-Backed Securities	—	383,863,017	—	383,863,017
Repurchase Agreements	—	23,862,000	—	23,862,000
TOTAL SECURITIES	$—	$454,245,237	$—	$454,245,237
OTHER FINANCIAL INSTRUMENTS*	$(487,208)	$—	$—	$(487,208)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
REMIC	—Real Estate Mortgage Investment Conduit
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2013